Financial Instruments - Summary of Accounts Receivable From Enterprise Customers and Contract Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Loss allowance	¥ 4,434	¥ 4,692
Enterprise customers and contract assets [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Gross carrying amount	8,507	8,130
Loss allowance	¥ 1,458	¥ 1,282
Enterprise customers and contract assets [member] | Later than one month and not later than six months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	2.00%	2.00%
Gross carrying amount	¥ 6,031	¥ 5,452
Loss allowance	¥ 124	¥ 102
Enterprise customers and contract assets [member] | 7 to 12 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	22.00%	20.00%
Gross carrying amount	¥ 1,120	¥ 1,428
Loss allowance	¥ 232	¥ 239
Enterprise customers and contract assets [member] | More than 1 year but less than 2 years [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	67.00%	60.00%
Gross carrying amount	¥ 685	¥ 621
Loss allowance	¥ 445	¥ 353
Enterprise customers and contract assets [member] | More than 2 years but less than 3 years [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	100.00%	90.00%
Gross carrying amount	¥ 347	¥ 258
Loss allowance	¥ 333	¥ 224
Enterprise customers and contract assets [member] | Later than three years [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	100.00%	100.00%
Gross carrying amount	¥ 324	¥ 371
Loss allowance	¥ 324	¥ 364